Accounts Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Balance at the beginning of the year	$ 97,619	¥ 662,349	¥ 806,348
Accrual/(reversal)	(132)	(893)	(122,811)
Balance at the end of the year	$ 97,487	¥ 661,456	¥ 683,537